As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

(800) 497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS - 97.0%
AUSTRALIA - 14.0%
Diversified - 1.9%
Dexus Property Group 1	1,131,000	$1,229,027
Retail - 12.1%
CFS Retail Property Trust Group 1	592,600	1,242,261
Charter Hall Retail REIT 1	159,200	649,240
Stockland 1	171,100	652,978
Westfield Group 1	228,600	2,590,046
Westfield Retail Trust 1	805,200	2,535,002
Total Retail		7,669,527
Total AUSTRALIA		8,898,554
AUSTRIA - 0.8%
Residential - 0.8%
Conwert Immobilien Invest SE 1	46,000	501,962
Total AUSTRIA		501,962
CHINA - 3.7%
Diversified - 0.3%
KWG Property Holding Ltd. 1	321,700	202,130
Homebuilders - 1.1%
Evergrande Real Estate Group Ltd. 1	1,653,900	670,238
Real Estate Operator/Developer - 2.3%
SOHO China Ltd. 1	1,736,896	1,452,839
Total CHINA		2,325,207
FRANCE - 2.9%
Diversified - 2.9%
Unibail-Rodamco SE 1	7,800	1,816,721
Total FRANCE		1,816,721
GERMANY - 3.0%
Mixed - 0.9%
DIC Asset AG 1	54,200	542,230
Office - 1.3%
Alstria Office REIT-AG 1	74,700	841,682
Real Estate Operator/Developer - 0.8%
LEG Immobilien AG 1,2	9,900	530,457
Total GERMANY		1,914,369

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
HONG KONG - 2.7%
Developer - Diversified - 0.9%
Sino Land Company Ltd. 1	323,300	$550,247
Diversified - 1.8%
Sun Hung Kai Properties Ltd. 1	83,651	1,128,827
Total HONG KONG		1,679,074
ITALY - 0.8%
Office - 0.8%
Beni Stabili SpA 1	892,600	533,158
Total ITALY		533,158
JAPAN - 4.7%
Diversified - 2.4%
Hulic Company Ltd. 1	98,000	806,834
Mitsui Fudosan Company Ltd. 1	24,100	688,232
Total Diversified		1,495,066
Office - 2.3%
Mitsubishi Estate Company Ltd. 1	50,755	1,437,757
Total JAPAN		2,932,823
MEXICO - 2.0%
Diversified Real Estate/Land - 2.0%
Fibra Uno Administracion SA de CV 1	390,700	1,289,000
Total MEXICO		1,289,000
NORWAY - 2.0%
Diversified - 2.0%
Norwegian Property ASA 1	810,600	1,272,645
Total NORWAY		1,272,645
POLAND - 1.4%
Retail - 1.4%
Atrium European Real Estate Ltd. 1	152,000	877,314
Total POLAND		877,314
SINGAPORE - 3.3%
Diversified - 0.9%
CapitaLand Ltd. 1	192,200	549,737
Industrial - 1.5%
Global Logistic Properties Ltd. 1	450,000	955,651
Regional Malls - 0.9%
CapitaMalls Asia Ltd. 1	355,168	589,246
Total SINGAPORE		2,094,634

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM - 6.4%
Diversified - 3.2%
British Land Company PLC 1	139,500	$1,154,826
Safestore Holdings PLC 1	497,800	896,317
Total Diversified		2,051,143
Office - 1.8%
Great Portland Estates PLC 1	124,800	942,370
Songbird Estates PLC 1,2	101,200	214,073
Total Office		1,156,443
Retail - 1.4%
Hammerson PLC 1	121,200	908,481
Total UNITED KINGDOM		4,116,067
UNITED STATES - 49.3%
Healthcare - 1.5%
Brookdale Senior Living, Inc. 2	34,700	967,436
Homebuilders - 2.3%
Toll Brothers, Inc. 2	41,700	1,427,808
Hotel - 4.2%
Diamond Rock Hospitality Co.	4,100	38,171
Host Hotels & Resorts, Inc.	93,400	1,633,566
Pebblebrook Hotel Trust	39,300	1,013,547
Total Hotel		2,685,284
Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	17,100	1,313,280
Mixed - 1.5%
Liberty Property Trust	23,900	950,025
Office - 10.8%
Boston Properties, Inc.	25,200	2,546,712
Brandywine Realty Trust	96,400	1,431,540
Digital Realty Trust, Inc.	8,900	595,499
DuPont Fabros Technology, Inc.	26,000	631,020
SL Green Realty Corp.	19,400	1,670,534
Total Office		6,875,305
Regional Malls - 6.1%
The Macerich Co.	12,900	830,502
Simon Property Group, Inc.	19,300	3,060,208
Total Regional Malls		3,890,710

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
Residential - 9.0%
BRE Properties, Inc.	26,100	$1,270,548
Equity Residential	57,500	3,165,950
Essex Property Trust, Inc.	8,400	1,264,872
Total Residential		5,701,370
Self Storage - 7.9%
Iron Mountain, Inc.	54,085	1,963,826
Public Storage	20,200	3,076,864
Total Self Storage		5,040,690
Strip Centers - 2.8%
DDR Corp.	65,900	1,147,978
Weingarten Realty Investors	20,200	637,310
Total Strip Centers		1,785,288
Timber - 1.1%
Rayonier, Inc.	11,600	692,172
Total UNITED STATES		31,329,368
Total COMMON STOCKS
(Cost $59,370,426)		61,580,896
Total Investments - 97.0%
(Cost $59,370,426)		61,580,896
Other Assets in Excess of Liabilities - 3.0%		1,899,389
TOTAL NET ASSETS - 100.0%		$63,480,285

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Non-income producing security.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS - 91.0%
AUSTRALIA - 0.5%
Transmission & Distribution - 0.5%
Spark Infrastructure Group 1	557,900	$966,073
Total AUSTRALIA		966,073
BRAZIL - 2.2%
Transmission & Distribution - 0.8%
Transmissora Alianca de Energia Eletrica SA 1	151,300	1,674,913
Water - 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo 1	62,400	2,978,352
Total BRAZIL		4,653,265
CANADA - 11.5%
Oil & Gas Storage & Transportation - 11.5%
Enbridge, Inc. 1	230,200	10,718,571
Keyera Corp. 1	52,300	2,939,220
Pembina Pipeline Corp. 1	96,300	3,042,998
TransCanada Corp. 1	130,800	6,244,820
Veresen, Inc. 1	75,000	956,834
Total Oil & Gas Storage & Transportation		23,902,443
Total CANADA		23,902,443
CHINA - 2.8%
Oil & Gas Storage & Transportation - 1.8%
Beijing Enterprises Holdings Ltd. 1	474,400	3,658,911
Toll Roads - 1.0%
Anhui Expressway Co. 1	711,300	364,135
Jiangsu Expressway Company Ltd. 1	726,300	728,235
Sichuan Expressway Company Ltd. 1	1,219,600	395,011
Zhejiang Expressway Company Ltd. 1	849,100	671,750
Total Toll Roads		2,159,131
Total CHINA		5,818,042
FRANCE - 2.4%
Infrastructure - Communications - 0.7%
Eutelsat Communications SA 1	42,700	1,506,370
Toll Roads - 1.7%
Groupe Eurotunnel SA 1	436,703	3,481,443
Total FRANCE		4,987,813

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
GERMANY - 0.5%
Airports - 0.5%
Fraport AG Frankfurt Airport Services Worldwide 1	17,000	$954,348
Total GERMANY		954,348
HONG KONG - 4.1%
Oil & Gas Storage & Transportation - 2.8%
Hong Kong & China Gas Company Ltd. 1	2,001,900	5,848,761
Ports - 0.9%
Hutchison Port Holdings Trust 1	2,296,200	1,959,159
Rail - 0.4%
Guangshen Railway Company Ltd. 1	1,693,400	830,835
Total HONG KONG		8,638,755
ITALY - 1.8%
Oil & Gas Storage & Transportation - 1.8%
Snam SpA 1	824,734	3,767,574
Total ITALY		3,767,574
JAPAN - 1.9%
Oil & Gas Storage & Transportation - 1.9%
Tokyo Gas Company Ltd. 1	738,200	3,990,371
Total JAPAN		3,990,371
MEXICO - 0.5%
Oil & Gas Storage & Transportation - 0.5%
Infraestructura Energetica Nova S.A.B. de C.V. 1,2	307,400	979,334
Total MEXICO		979,334
NETHERLANDS - 1.7%
Oil & Gas Storage & Transportation - 1.7%
Koninklijke Vopak NV 1	57,400	3,462,760
Total NETHERLANDS		3,462,760
SPAIN - 1.2%
Toll Roads - 1.2%
Abertis Infraestructuras SA 1	145,323	2,448,520
Total SPAIN		2,448,520

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zuerich AG 1	5,087	$2,368,633
Total SWITZERLAND		2,368,633
UNITED ARAB EMIRATES - 0.7%
Ports - 0.7%
DP World Ltd. 1	106,100	1,458,990
Total UNITED ARAB EMIRATES		1,458,990
UNITED KINGDOM - 6.1%
Transmission & Distribution - 3.9%
National Grid PLC 1	707,800	8,224,505
Water - 2.2%
Severn Trent PLC 1	76,000	1,980,393
United Utilities Group PLC 1	250,100	2,695,320
Total Water		4,675,713
Total UNITED KINGDOM		12,900,218
UNITED STATES - 52.0%
Infrastructure - Communications - 10.1%
American Tower Corp.	129,722	9,978,216
Crown Castle International Corp. 2	94,742	6,597,833
SBA Communications Corp. 2	61,100	4,400,422
Total Infrastructure - Communications		20,976,471
Infrastructure - Diversified - 0.9%
Teekay Corp. 1	54,900	1,974,204
Oil & Gas Storage & Transportation - 36.5%
Access Midstream Partners L.P.	120,400	4,860,548
Enbridge Energy Management LLC 2	1	23
Energy Transfer Equity L.P.	82,800	4,842,144
Enterprise Products Partners L.P.	92,100	5,552,709
EQT Midstream Partners L.P.	48,200	1,870,160
Inergy L.P.	187,300	3,826,539
Kinder Morgan, Inc.	252,644	9,772,270
MarkWest Energy Partners L.P.	64,300	3,906,225
MPLX L.P.	54,000	2,022,300
ONEOK, Inc.	124,600	5,939,682
Sempra Energy	95,600	7,642,264
Southwest Gas Corp.	50,600	2,401,476
Spectra Energy Corp.	194,000	5,965,500
Sunoco Logistics Partners L.P.	73,700	4,819,980
Targa Resources Corp.	36,400	2,473,744

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
Tesoro Logistics L.P.	14,600	$787,962
The Williams Companies, Inc.	217,900	8,162,534
Western Gas Equity Partners L.P.	38,000	1,300,360
Total Oil & Gas Storage & Transportation		76,146,420
Rail - 2.6%
Norfolk Southern Corp.	38,200	2,944,456
Union Pacific Corp.	17,800	2,534,898
Total Rail		5,479,354
Transmission & Distribution - 1.9%
Northeast Utilities	89,000	3,867,940
Total UNITED STATES		108,444,389
Total COMMON STOCKS
(Cost $170,349,490)		189,741,528
Total Investments - 91.0%
(Cost $170,349,490)		189,741,528
Other Assets in Excess of Liabilities - 9.0%		18,760,425
TOTAL NET ASSETS - 100.0%		$208,501,953

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Non-income producing security.

BROOKFIELD HIGH YIELD FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS - 82.5%
Automotive - 6.3%
American Axle & Manufacturing, Inc.	6.25%	03/15/21	$300	$307,500
Ford Motor Co.	6.50	08/01/18	300	352,864
Jaguar Land Rover PLC 1,2,3	8.13	05/15/21	300	337,500
Pittsburgh Glass Works LLC 1,3	8.50	04/15/16	250	254,375
Tenneco, Inc.	6.88	12/15/20	200	219,750
Visteon Corp.	6.75	04/15/19	180	192,600
Total Automotive				1,664,589
Basic Industry - 14.7%
ArcelorMittal 2	6.13	06/01/18	150	162,000
Alpha Natural Resources, Inc.	6.25	06/01/21	250	225,000
Arch Coal, Inc.	7.25	06/15/21	400	359,000
Associated Materials LLC/AMH New Finance, Inc.	9.13	11/01/17	200	213,500
Building Materials Corporation of America 1,3	6.75	05/01/21	250	273,125
Cascades, Inc. 2	7.88	01/15/20	200	215,000
FMG Resources August 2006 Property Ltd. 1,2,3	6.88	04/01/22	200	209,500
Hexion US Finance Corp.	6.63	04/15/20	100	100,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	50	47,500
Huntsman International LLC	8.63	03/15/21	200	225,000
INEOS Group Holdings SA 1,2,3	8.50	02/15/16	300	304,500
Masonite International Corp. 1,2,3	8.25	04/15/21	250	277,500
Millar Western Forest Products Ltd 2	8.50	04/01/21	125	125,000
Ply Gem Industries, Inc.	8.25	02/15/18	250	272,187
Steel Dynamics, Inc.	7.63	03/15/20	125	138,750
Tembec Industries, Inc. 2	11.25	12/15/18	225	248,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 1,2,3	8.75	02/01/19	175	173,250
United States Steel Corp.	7.00	02/01/18	125	134,375
Verso Paper Holdings LLC / Verso Paper, Inc.	11.75	01/15/19	150	162,000
Total Basic Industry				3,866,062
Capital Goods - 7.9%
AAR Corp.	7.25	01/15/22	300	325,500
Berry Plastics Corp.	9.50	05/15/18	250	279,062
Coleman Cable, Inc.	9.00	02/15/18	200	216,500
Crown Cork & Seal Company, Inc.	7.38	12/15/26	250	278,750
Mueller Water Products, Inc.	7.38	06/01/17	325	334,344
Owens-Illinois, Inc.	7.80	05/15/18	250	292,500
Tekni-Plex, Inc. 1,3	9.75	06/01/19	125	138,125
Terex Corp.	6.50	04/01/20	200	213,250
Total Capital Goods				2,078,031
Consumer Cyclical - 3.1%
Levi Strauss & Co.	7.63	05/15/20	200	220,000
Limited Brands, Inc.	7.60	07/15/37	300	322,875
Phillips-Van Heusen Corp.	7.38	05/15/20	250	278,750
Total Consumer Cyclical				821,625
Consumer Non-Cyclical - 2.6%
B&G Foods, Inc.	7.63	01/15/18	184	196,420
C&S Group Enterprises LLC 1,3	8.38	05/01/17	220	234,300
Jarden Corp.	6.13	11/15/22	250	267,812
Total Consumer Non-Cyclical				698,532
Energy - 10.8%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.	8.63	10/15/20	250	276,250
Calfrac Holdings L.P. 1,3	7.50	12/01/20	250	250,937
Crosstex Energy L.P./Crosstex Energy Finance Corp.	8.88	02/15/18	200	216,500
EV Energy Partners L.P./EV Energy Finance Corp.	8.00	04/15/19	225	237,375
FTS International Services LLC/FTS International Bonds, Inc. 1,3	8.13	11/15/18	181	189,597
Hilcorp Energy I LP/Hilcorp Finance Co. 1,3	8.00	02/15/20	200	219,500
Key Energy Services, Inc.	6.75	03/01/21	250	260,625
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	250	275,625
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	200	208,500
Precision Drilling Corp. 2	6.63	11/15/20	250	266,875
SESI LLC	7.13	12/15/21	200	223,750
Trinidad Drilling Ltd. 1,2,3	7.88	01/15/19	200	217,000
Total Energy				2,842,534
Healthcare - 9.1%
CHS/Community Health Systems, Inc.	7.13	07/15/20	125	135,625
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	125	137,187
Fresenius Medical Care US Finance II, Inc. 1,3	5.88	01/31/22	200	223,250

BROOKFIELD HIGH YIELD FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS (continued)
HCA, Inc.	8.00%	10/01/18	$350	$409,500
Health Management Associates, Inc.	7.38	01/15/20	350	384,125
inVentiv Health, Inc. 1,3	10.25	08/15/18	200	171,000
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 1,3	9.50	12/01/19	250	286,875
Kindred Healthcare, Inc.	8.25	06/01/19	125	124,063
Polymer Group, Inc.	7.75	02/01/19	200	218,000
Service Corporation International	8.00	11/15/21	250	299,063
Total Healthcare				2,388,688
Media - 6.5%
Cablevision Systems Corp.	8.63	09/15/17	200	233,000
CCO Holdings LLC/CCO Holdings Capital Corp.	6.63	01/31/22	100	107,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.13	04/30/20	200	223,500
Cenveo Corp.	8.88	02/01/18	100	100,000
Clear Channel Worldwide Holdings, Inc.	7.63	03/15/20	125	130,469
Cumulus Media Holdings, Inc.	7.75	05/01/19	100	102,750
Deluxe Corp.	7.00	03/15/19	200	217,000
Lamar Media Corp.	7.88	04/15/18	200	217,750
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	250	279,062
National CineMedia LLC	6.00	04/15/22	100	107,250
Total Media				1,718,031
Services - 14.0%
AMC Entertainment, Inc.	8.75	06/01/19	250	274,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	200	221,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	100	118,001
Boyd Gaming Corp. 1,3	9.00	07/01/20	250	260,000
Caesars Entertainment Operating Company, Inc.	11.25	06/01/17	250	265,937
Casella Waste Systems, Inc.	7.75	02/15/19	325	309,563
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.	9.13	08/01/18	200	224,000
Chester Downs & Marina LLC 1,3	9.25	02/01/20	250	238,750
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	200	214,750
Iron Mountain, Inc.	8.38	08/15/21	250	274,688
MGM Resorts International	7.63	01/15/17	200	222,000
MGM Resorts International	8.63	02/01/19	50	58,250
MTR Gaming Group, Inc. 5	11.50	08/01/19	251	260,672
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,3	8.88	04/15/17	175	185,500
Standard Pacific Corp.	8.38	05/15/18	200	235,500
United Rentals North America, Inc.	7.63	04/15/22	100	111,750
United Rentals North America, Inc	8.25	02/01/21	200	226,500
Total Services				3,701,986
Technology & Electronics - 0.8%
First Data Corp. 1,3	7.38	06/15/19	200	212,750
Telecommunications - 4.7%
CenturyLink, Inc.	7.65	03/15/42	250	241,563
Cincinnati Bell, Inc.	8.38	10/15/20	81	84,240
Cincinnati Bell, Inc.	8.75	03/15/18	100	99,250
Frontier Communications Corp.	7.13	03/15/19	175	189,000
MetroPCS Wireless, Inc. 1,3	6.63	04/01/23	250	255,000
Windstream Corp.	7.00	03/15/19	350	357,438
Total Telecommunications				1,226,491
Utility - 2.0%
Calpine Corp. 1,3	7.25	10/15/17	180	190,800
NRG Energy, Inc.	8.50	06/15/19	300	329,250
Total Utility				520,050
CORPORATE BONDS
(Cost - $20,637,504)				21,739,369
TERM LOANS - 0.8%
Albertson, Inc. 3,4	4.50	02/27/16	100	101,625
inVentiv Health, Inc. 3,4	5.00	08/04/16	100	99,000
TERM LOANS
(Cost - $199,500)				200,625

BROOKFIELD HIGH YIELD FUND
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS - 1.0%
Services - 0.3%
Cedar Fair L.P.	1,700	$67,609
Telecommunications - 0.7%
AT&T, Inc.	1,950	71,546
CenturyLink, Inc.	1,940	68,152
Frontier Communications Corp.	14,500	57,710
Total Telecommunications		197,408
COMMON STOCKS
(Cost - $258,598)		265,017
Total Investments - 84.3%
(Cost - $21,095,602)		22,205,011
Other Assets in Excess of Liabilities - 15.7%		4,139,724
TOTAL NET ASSETS - 100.0%		$26,344,735

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2013, the total value of all such investments was $5,103,134 or 19.4% of net assets.
2 - Foreign security or a U.S. security of a foreign company.
3 - Private Placement.
4 - Variable rate security - Interest rate shown in the rate in effect as of March 31, 2013.
5 - Payment in kind security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security.  If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Board of Trustees. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

Brookfield Global Listed Real Estate Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$8,898,554	$-	$8,898,554
Austria	-	501,962	-	501,962
China	-	2,325,207	-	2,325,207
France	1,816,721	-	-	1,816,721
Germany	1,372,139	542,230	-	1,914,369
Hong Kong	-	1,679,074	-	1,679,074
Italy	-	533,158	-	533,158
Japan	-	2,932,823	-	2,932,823
Mexico	1,289,000	-	-	1,289,000
Norway	1,272,645	-	-	1,272,645
Poland	-	877,314	-	877,314
Singapore	-	2,094,634	-	2,094,634
United Kingdom	896,317	3,219,750	-	4,116,067
United States	31,329,368	-	-	31,329,368
Total	$37,976,190	$23,604,706	$-	$61,580,896

For further information regarding security characteristics, see the Schedule of Investments.

During the period ended March 31, 2013, the Brookfield Global Listed Real Estate Fund did not invest in any Level 3 securities.  There was a transfer from Level 1 to Level 2 of $1,272,645.  The transfer was due to the security being fair valued as a result of market movements following the close of local trading.  There was a transfer from Level 2 to Level 1 of $214,073.  As the beginning of the period, the security was being fair valued as a result of market movements following the close of local trading.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield Global Listed Infrastructure Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$966,073	$-	$966,073
Brazil	4,653,265	-	-	4,653,265
Canada	23,902,443	-	-	23,902,443
China	-	5,818,042	-	5,818,042
France	-	4,987,813	-	4,987,813
Germany	-	954,348	-	954,348
Hong Kong	-	8,638,755	-	8,638,755
Italy	-	3,767,574	-	3,767,574
Japan	-	3,990,371	-	3,990,371
Mexico	979,334	-	-	979,334
Netherlands	-	3,462,760	-	3,462,760
Spain	-	2,448,520	-	2,448,520
Switzerland	-	2,368,633	-	2,368,633
United Arab Emirates	1,458,990	-	-	1,458,990
United Kingdom	-	12,900,218	-	12,900,218
United States	108,444,389	-	-	108,444,389
Total	$139,438,421	$50,303,107	$-	$189,741,528

For further information regarding security characteristics, see the Schedule of Investments.

During the period ended March 31, 2013, the Brookfield Global Listed Infrastructure Fund did not invest in any Level 3 securities and did not have any transfers between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield High Yield Fund

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds:	$-	$21,739,369	$-	$21,739,369
Term Loans:	-	200,625	-	200,625
Common Stocks:	265,017	-	-	265,017
Total	$265,017	$21,939,994	$-	$22,205,011

During the period ended March 31, 2013, the Brookfield High Yield Fund did not invest in any Level 3 securities and did not have any transfers between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at March 31, 2013 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Real Estate Fund	$ 59,330,775	$ 3,392,357	$ (1,142,236)	$ 2,250,121
Brookfield Infrastructure Fund	170,349,490	20,159,374	(767,336)	19,392,038
Brookfield High Yield Fund	21,095,602	1,213,124	(103,715)	1,109,409

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:  May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:  May 30, 2013

By (Signature and Title)*            /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  May 30, 2013

* Print the name and title of each signing officer under his or her signature.